SSGA Active Trust

One Iron Street

Boston, MA 02210

April 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)
File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 145 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 1, 2019 with a designated effective date of April 2, 2019 (Accession No. 0001193125-19-094746).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-4026.

Sincerely,

/s/ Jesse D. Hallee
Jesse D. Hallee
Secretary

cc:	W. John McGuire, Esq.